RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	2019	2018
Management fees (1)	$585,916	$431,250
Management remuneration(2)	1,157,801	612,880
Director fees	173,370	69,039
Share-based compensation(3), (4)	4,785,651	2,471,541
	$6,702,738	$3,584,710

(1) Total management fees of $585,916 were paid to a company controlled by the CEO of which $298,416 (2018 – $Nil) was recorded as exploration and evaluation expenditures (note 5).

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO, of which $432,845 (2018 – $32,190) was recorded as exploration and evaluation expenditures (note 5).

(3) Share-based compensation is the vested portion of the fair value at grant date of stock options awarded to all directors and officers of the Company.

(4) During 2019, the Company recorded share-based compensation of $2,511,804 (2018 – $912,550) for the vested portion of options granted to the CEO,CFO, COO, and the Company’s VP of Exploration and Technical Services , of which $1,647,417 (2018 – $138,803) was recorded as exploration and evaluation expenditures (note 5) and $864,387 (2018 – $773,747) was expensed.